Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	000-54050
Entity Registrant Name	Global Vision Holdings, Inc
Entity Central Index Key	0001497120
Entity Tax Identification Number	27-2553082
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	19200 Von Karman Ave.
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	442
Local Phone Number	290-8091
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false